Common Stock (Details Narrative) - shares		9 Months Ended
	Apr. 14, 2017	Sep. 30, 2017	Dec. 31, 2016
Common stock, shares authorized		2,000,000,000	2,000,000,000
Common stock, shares issued		67,199,362	67,199,362
Restricted Shares [Member]
Issuance of common stock, shares		1,582,186,650
Number of restricted common stock shares issued to purchase of assets		950,000,000
Percentage of restricted common stock purchased in acquisition		100.00%
Non Restricted Shares [Member]
Issuance of common stock, shares		35,012,712
Sino King Management Limited [Member]
Number of restricted common stock shares issued to purchase of assets	600,000,000
Percentage of restricted common stock purchased in acquisition	100.00%
Sino King Management Limited [Member] | Restricted Shares [Member]
Number of restricted common stock shares issued to purchase of assets		600,000,000
Percentage of restricted common stock purchased in acquisition		100.00%